Tax - Effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%
Profit before tax from continuing operations	£ 1,754	£ 1,841	£ 2,660
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2019: 19%; 2018: 19%)	334	350	506
Effect of:
Adjustments in respect of prior years	(30)	(36)	(14)
Expenses not deductible for tax purposes	29	28	21
Non-taxable income	(18)	(36)	(26)
Adjustment in respect of foreign tax rates	18	56	157
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(17)	(8)	(9)
Other	(28)	(12)	(7)
Total tax charge/(credit) from continuing operations	£ 480	£ 339	£ (889)
Effective tax rate – continuing operations	27.40%	18.40%	(33.40%)
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 2,346	£ 2,489	£ 2,500
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	(592)	(648)	160
Effect of:
Total tax charge/(credit) from continuing operations	47	(149)	(1,473)
UK
Effect of:
Deferred tax impact of change in tax rate	192	(3)	(7)
US
Effect of:
Deferred tax impact of change in tax rate	£ 0	£ 0	£ (1,510)